BRIGHTHOUSE LIFE INSURANCE COMPANY

Brighthouse Separate Account Eleven for Variable Annuities

Supplement dated August 25, 2020 to the prospectuses

for the variable annuity contracts listed below

This supplement describes a change to the variable annuity contracts listed below issued by Brighthouse Life Insurance Company (“we” or “us”). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of your prospectus, write to us at: Brighthouse Financial, P.O. Box 305075, Nashville, TN 37230-5075, call us at (888) 243-1932 or access the Securities and Exchange Commission’s website at http://sec.gov. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

Annuity Service Center Contact Information Change

Effective September 8, 2020, contact information for the office that administers your contract will change. Please use the new contact information listed below. We will continue to accept requests and elections at the old address until close of the New York Stock Exchange on October 8, 2020. After this date, requests and elections, (including payments) sent to an address other than the ones provided below, may be returned or there may be a delay in processing requests or applying payments.

•	Address: Brighthouse Financial, P.O. Box 305075, Nashville, TN 37230-5075

•	Telephone: (888) 243-1932

•	Fax: Brighthouse Policy Holder Services, (877) 246-8424

•	Website: brighthousefinancial.com

This change does not affect any of your contractual provisions. All rights and benefits you have with your contract remain the same.

Supplement to the prospectus for the following variable annuity contracts:

Variable Annuity Contract	Prospectus Date
Brighthouse Accumulation Annuity	May 1, 2017 (as supplemented)
Marquis PortfoliosSM*	May 1, 2010 (as supplemented)
Portfolio Architect 3 Annuity*	May 1, 2010 (as supplemented)
Portfolio Architect Access Annuity*	May 1, 2010 (as supplemented)
Portfolio Architect Annuity*	May 1, 2010 (as supplemented)
Portfolio Architect II Annuity*	May 1, 2010 (as supplemented)
Portfolio Architect L Annuity*	May 1, 2010 (as supplemented)
Portfolio Architect Plus Annuity*	May 1, 2010 (as supplemented)
Portfolio Architect Select Annuity*	May 1, 2010 (as supplemented)
Portfolio Architect XTRA Annuity*	May 1, 2010 (as supplemented)
Premier Advisers – Class II Annuity*	May 1, 2010 (as supplemented)

Variable Annuity Contract	Prospectus Date
Premier Advisers Annuity*	May 1, 2010 (as supplemented)
PrimElite IISM Annuity*	May 1, 2010 (as supplemented)
PrimEliteSM Annuity*	May 1, 2010 (as supplemented)
Vintage 3SM Annuity*	May 1, 2010 (as supplemented)
Vintage AccessSM Annuity*	May 1, 2010 (as supplemented)
Vintage LSM Annuity*	May 1, 2010 (as supplemented)
Vintage XTRA (Series II)SM Annuity*	May 1, 2010 (as supplemented)
Vintage XTRASM Annuity*	May 1, 2010 (as supplemented)
VintageSM Annuity*	May 1, 2010 (as supplemented)
Premier Advisers II Annuity*	April 28, 2008 (as supplemented)
Premier Advisers III (Series II)*	April 28, 2008 (as supplemented)
Premier Advisers III Annuity*	April 28, 2008 (as supplemented)
Premier Advisers L Annuity (Series II)*	April 28, 2008 (as supplemented)
Premier Advisers L Annuity*	April 28, 2008 (as supplemented)
Vintage II (Series II)SM Annuity*	April 28, 2008 (as supplemented)
Vintage IISM Annuity*	April 28, 2008 (as supplemented)

*If you own this product AND any of the following apply to your contract:

(1)	You purchased a Guaranteed Minimum Accumulation Benefit (GMAB) rider with your contract,
(2)	Your contract currently has or had an active loan initiated any time on or before April 10, 2011, or
(3)	As the designated beneficiary on the contract, you elected, on or after April 10, 2011, to continue the contract in your own name after the death of the original owner or annuitant,

the aforementioned change of information does not apply to you.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE